3500 Lacey Road, Suite 700 Downers Grove, IL 60515 Telephone +1 630 933 9600 Facsimile +1 630 933 9699 invesco.com/us

October 1, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Self-Indexed Fund Trust

1933 Act Registration No. 333-221046

1940 Act Registration No. 811-23304

CIK: 0001657201

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), that the Prospectus for the series of the Trust identified in Schedule A of this correspondence, that would have been filed under Rule 497(c) of the 1933 Act, does not differ from that contained in Post-Effective Amendment No. 19 to the Fund’s Registration Statement on Form N-1A. Post-Effective Amendment No. 19 was filed electronically with the Securities and Exchange Commission on September 27, 2018 (accession number 0001193125-18-284116).

Please send copies of all correspondence with respect to this Amendment to the undersigned, or contact me at (630) 684-6724.

Very truly yours,

/s/ Adam Henkel

Adam Henkel
Senior Counsel

800 983 0903    invesco.com    @Invesco

Schedule A

Invesco BulletShares 2021 USD Emerging Markets Debt ETF

Invesco BulletShares 2022 USD Emerging Markets Debt ETF

Invesco BulletShares 2023 USD Emerging Markets Debt ETF

Invesco BulletShares 2024 USD Emerging Markets Debt ETF